Note 6 - Share-based Payments - Summary of Outstanding Stock Options (Details)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
Statement Line Items [Line Items]
Number of stock options outstanding	4,507,932	4,333,952	3,025,826	3,009,826	2,997,836	2,453,586
Weighted average remaining contractual life	6.3
Weighted average remaining exercise price	$ 6.51	$ 6.38	$ 2.61	$ 2.53	$ 2.48	$ 0.44
Number of exercisable stock options	2,232,151
Weighted average exercise price	$ 1.52
Range 1 [member]
Statement Line Items [Line Items]
Number of stock options outstanding	2,300,594
Weighted average remaining contractual life	5.6
Weighted average remaining exercise price	$ 0.34
Number of exercisable stock options	1,940,774
Weighted average exercise price	$ 0.34
Range 1 [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	0.29
Range 1 [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price	$ 0.69
Range 2 [member]
Statement Line Items [Line Items]
Number of stock options outstanding	53,979
Weighted average remaining contractual life	7.2
Weighted average remaining exercise price	$ 4.81
Number of exercisable stock options	40,023
Weighted average exercise price	$ 4.81
Range 3 [member]
Statement Line Items [Line Items]
Number of stock options outstanding	35,000
Weighted average remaining contractual life	6.9
Weighted average remaining exercise price	$ 8.75
Number of exercisable stock options
Weighted average exercise price
Range 3 [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	8.61
Range 3 [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price	$ 9.58
Range 4 [member]
Statement Line Items [Line Items]
Number of stock options outstanding	559,009
Weighted average remaining contractual life	8.5
Weighted average remaining exercise price	$ 9.97
Number of exercisable stock options	241,862
Weighted average exercise price	$ 9.96
Range 4 [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	9.70
Range 4 [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price	$ 10.04
Range 5 [member]
Statement Line Items [Line Items]
Number of stock options outstanding	1,009,360
Weighted average remaining contractual life	6.5
Weighted average remaining exercise price	$ 13.31
Number of exercisable stock options	5,995
Weighted average exercise price	$ 13.46
Range 5 [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	11.86
Range 5 [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price	$ 13.80
Range 6 [member]
Statement Line Items [Line Items]
Number of stock options outstanding	442,990
Weighted average remaining contractual life	6.5
Weighted average remaining exercise price	$ 15.99
Number of exercisable stock options	3,497
Weighted average exercise price	$ 16.26
Range 6 [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	15.95
Range 6 [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price	$ 16.50
Range 7 [member]
Statement Line Items [Line Items]
Number of stock options outstanding	107,000
Weighted average remaining contractual life	6.6
Weighted average remaining exercise price	$ 17.77
Number of exercisable stock options
Weighted average exercise price
Range 7 [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	17
Range 7 [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price	$ 18.98